Other receivables	12 Months Ended
Jun. 30, 2013
Other Receivables Disclosure [Abstract]
Other receivables

Note 5 – Other receivables

Other receivables consisted of the following:

	June 30, 2013	June 30, 2012
Security deposit for auction	$3,236,000	$-
Receivables from an unrelated company	103,554	1,099,910
Advances to employees	18,843	117,394
Interest receivable	974,290	193,119
Miscellaneous	1,683	1,585
Total	$4,334,370	$1,412,008

Security deposit for auction

On January 26, 2013, Hongli entered into an agreement with Pingdingshan Rural Credit Cooperative Union (“PRCCU”) to pay $3,236,000 (RMB 20 million) as a security deposit to bid for a financial instrument valued at $19.4 million (RMB 120 million) at an auction. Per the agreement, were Hongli to win the auction, the deposit would be applied against Hongli’s bid price for the instrument. Otherwise, PRCCU would refund the deposit back to Hongli before September 30, 2013. On September 18, 2013, Hongli and PRCCU entered into a supplemental agreement to postpone the auction date and extend the refund date to December 31, 2013.